UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GCAT Depositor V LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002062117

GCAT 2026-CES1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Thomas Durkin, (212) 692-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Executive Summary (TPG Loans)
99.2	AMC Rating Agency Grades (TPG Loans)
99.3	AMC Exception Grades (TPG Loans)
99.4	AMC Valuation Summary (TPG Loans)
99.5	AMC Data Compare (TPG Loans)
99.6	AMC Supplemental Data (TPG Loans)
99.7	AMC Executive Summary (BANA Loans)
99.8	AMC Rating Agency Grades (BANA Loans)
99.9	AMC Exception Grades (BANA Loans)
99.10	AMC Valuation Summary (BANA Loans)
99.11	AMC Data Compare (BANA Loans)
99.12	AMC Supplemental Data (BANA Loans)
99.13	Canopy Financial Technology Partners, LLC (“Canopy”) Narratives (TPG Loans)
99.14	Canopy Supplemental Data Extract (TPG Loans)
99.15	Canopy Rating Agency Grades Detail Report (TPG Loans)
99.16	Canopy Rating Agency Grades Summary Report (TPG Loans)
99.17	Canopy Valuation Report (TPG Loans)
99.18	Canopy ATR OR QM Report (TPG Loans)
99.19	Canopy Data Compare Report (TPG Loans)
99.20	Clayton Services LLC (“Clayton”) Narrative (TPG Loans)
99.21	Clayton Conditions Report (TPG Loans)
99.22	Clayton Loan Level Tape Compare (TPG Loans)
99.23	Clayton Non ATR QM (TPG Loans)
99.24	Clayton Rating Agency ATR QM (TPG Loans)
99.25	Clayton Valuations Summary (TPG Loans)
99.26	Clayton Waived Conditions (TPG Loans)
99.27	Clayton Loan Grades (TPG Loans)
99.28	Consolidated Analytics, Inc. (“Consolidated Analytics”) Executive Summary (TPG Loans)
99.29	Consolidated Analytics Data Compare Report (TPG Loans)
99.30	Consolidated Analytics Due Diligence Standard (TPG Loans)
99.31	Consolidated Analytics Grading Summary Report (TPG Loans)
99.32	Consolidated Analytics Valuations Summary Report (TPG Loans)
99.33	Consolidated Analytics Supplemental Report (TPG Loans)
99.34	Consolidated Analytics Executive Summary (BANA Loans)
99.35	Consolidated Analytics Data Compare Report (BANA Loans)
99.36	Consolidated Analytics Due Diligence Standard (BANA Loans)
99.37	Consolidated Analytics Grading Summary Report (BANA Loans)
99.38	Consolidated Analytics Valuations Summary Report (BANA Loans)
99.39	Consolidated Analytics Supplemental Report (BANA Loans)
99.40	Consolidated Analytics ATR QM (BANA Loans)
99.41	Opus Capital Markets Consultants, LLC (“Opus”) Executive Narratives (BANA Loans)
99.42	Opus Rating Agency Grading Summary (BANA Loans)
99.43	Opus Data Comparison (BANA Loans)
99.44	Opus ATR OR QM Report (BANA Loans)
99.45	Opus Standard Findings Report (BANA Loans)
99.46	Opus Valuation Report (BANA Loans)
99.47	Opus Supplemental Data (BANA Loans)
99.48	Selene Diligence LLC (“Selene”) Due Diligence Narrative (BANA Loans)
99.49	Selene Data Compare Report (BANA Loans)
99.50	Selene Standard Findings Report (BANA Loans)
99.51	Selene Rating Agency Grades Summary Report (BANA Loans)
99.52	Selene Valuation Report (BANA Loans)
99.53	Selene Supplemental Data (BANA Loans)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GCAT Depositor V LLC
(Depositor)

Date: September 17, 2026		/s/ Thomas Durkin
	Name:	Thomas Durkin
	Title:	President (senior officer in charge of securitization)